Cash and Cash Equivalents (Details) - EUR (€) € in Thousands	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
Cash and Cash Equivalents.
Cash and cash equivalents	€ 98,063	€ 111,950	€ 94,080	€ 105,580